ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2019	2020
	RMB	RMB
Accrued payroll and employee benefits	141,955	194,862
Refund liability	67,625	71,843
Professional service fee	28,357	30,165
Payable for advertisement	40,652	23,287
Rental fee	9,943	11,153
VAT and other tax payables	11,111	9,535
Guarantee liability	10,921	5,808
Payable to a third-party individual	51,380	—
Others	35,614	45,251
Total	397,558	391,904